Intangible Assets - Additional Information (Detail)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Other Intangible Assets CNY	Dec. 31, 2012 Amortization Expense USD ($)	Dec. 31, 2012 Amortization Expense CNY	Dec. 31, 2011 Amortization Expense CNY	Dec. 31, 2010 Amortization Expense CNY
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 5,264,739	32,799,853	26,448,716		$ 2,231,423	13,901,987	17,868,863	29,918,850
Impairment Charges	$ 2,097,247	13,066,057